SUBSEQUENT EVENTS	0 Months Ended	3 Months Ended
	Mar. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
SUBSEQUENT EVENTS

7 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were available to be issued and has determined that no such events have occurred.

7 - SUBSEQUENT EVENTS

The Company has evaluated subsequent events from the balance sheet date through the date the financial statements were available to be issued and has determined that no such events have occurred.